Related Party Transactions (Details Narrative) (10-K) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jan. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 16, 2019
Number of common stock shares issued for stock payable, value							$ 500,000
Advances from related party					$ 241,942		12,900
Due to related party							274,754
Notes payable			$ 830,708		830,708		165,120
Repayment of notes payable					685,295	600,000	650,000
Operating expenses			861,215	$ 1,407,911	4,100,856	$ 3,665,785	5,270,386	2,230,025
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Due to related party							97,689		$ 97,689
Notes payable			484,061		484,061		828,561		$ 940,000
Repayment of notes payable					374,952		124,984
Interest expenses					30,452		13,545
CEO [Member]
Due to related party			$ 135,000		135,000
Notes payable							12,900
Repayment of notes payable							162,485
Operating expenses					$ 241,941		$ 137,264
Data443 Risk Mitigation, Inc [Member]
Ownership percentage	100.00%
Number of shares issued for the period							133,333
Number of common stock shares issued for stock payable, value							$ 70,000
Mr. Remillard [Member]
Purchase consideration, common stock shares issuable		$ 1,600,000
Advances from related party								287,000
Due to related party								$ 181,000
Mr. Remillard [Member] | Myriad Software Productions, LLC [Member]
Ownership percentage		100.00%
Purchase consideration		$ 1,500,000
Purchase consideration, paid at closing		50,000
Purchase consideration, promissory note		250,000
Purchase consideration, common stock shares issuable		$ 1,200,000
Mr. Remillard [Member] | Data443 Risk Mitigation, Inc [Member]
Purchase consideration, common stock shares issuable	$ 133,333
Purchase consideration, description	One hundred thirty three thousand three hundred thirty three (133,333) shares of our common stock; and (b) on the eighteen (18) month anniversary of the closing of the Share Exchange (the "Earn Out Date"), an additional 133,333 shares of our common stock (the "Earn Out Shares") provided that Data 443 has at least an additional $1,000,000 in revenue by the Earn Out Date (not including revenue directly from acquisitions).